Income Taxes - Aggregate Amount and Per Share Effect of the Tax Holiday (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Income Taxes
Aggregate	¥ 16,422	$ 2,577	¥ 11,753	¥ 25,146
Per share effect-basic | (per share)	¥ 0.49	$ 0.08	¥ 0.38	¥ 0.82
Per share effect-diluted | (per share)	¥ 0.49	$ 0.08	¥ 0.38	¥ 0.81